Subsequent Events (unaudited) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended		0 Months Ended		9 Months Ended		0 Months Ended		2 Months Ended	3 Months Ended				0 Months Ended		1 Months Ended	0 Months Ended		0 Months Ended		1 Months Ended		0 Months Ended		3 Months Ended
	Apr. 25, 2013	Dec. 31, 2011	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 19, 2013 Credit and security agreement item	Apr. 19, 2013 First tranche	Apr. 19, 2013 Second tranche	Apr. 19, 2013 Third tranche	Sep. 30, 2013 2013 Stock Incentive Plan	Sep. 30, 2013 2013 Employee Stock Purchase Plan	Mar. 27, 2013 Series B Preferred Stock	Feb. 19, 2013 Series B Preferred Stock	Mar. 31, 2012 Series B Preferred Stock	Mar. 31, 2013 Series B Preferred Stock	Sep. 30, 2013 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Apr. 25, 2013 Subsequent event	Feb. 22, 2013 Subsequent event	Feb. 28, 2013 Subsequent event	Apr. 19, 2013 Subsequent event Credit and security agreement item	Apr. 19, 2013 Subsequent event First tranche	Apr. 19, 2013 Subsequent event Second tranche	Apr. 19, 2013 Subsequent event Third tranche	Apr. 30, 2013 Subsequent event 2013 Stock Incentive Plan	Apr. 30, 2013 Subsequent event 2013 Employee Stock Purchase Plan	Mar. 27, 2013 Subsequent event Series B Preferred Stock	Feb. 19, 2013 Subsequent event Series B Preferred Stock	Mar. 31, 2013 Subsequent event Series B Preferred Stock
Subsequent events
Aggregate shares of preferred stock issued																12,357,561		0	12,357,561	0										8,200,000	12,400,000
Issue price (in dollars per share)														$ 1.03	$ 1.03	$ 1.03														$ 1.03	$ 1.03
Proceeds from issuance				$ 21,192,000	$ 12,556,000									$ 8,400,000	$ 12,700,000	$ 12,700,000														$ 8,500,000	$ 12,700,000
Deemed dividend				2,056,000													2,100,000															2,100,000
Shares of common stock purchased by warrants exercise																						0	342,854
Proceeds from warrants exercised		1,800	26,000			9,700	9,700																26,000
Reverse stock split ratio	7.5																				7.5
Shares remained available for future awards						17,068						1,146,600																1,093,333
Automatic annual increase in number of shares that may be issued under plan as percentage of outstanding shares												4.00%	1.00%															4.00%	1.00%
Shares reserved for future issuance						7,317,087							160,000															8,000,000	160,000
Employee contribution as a percentage of their cash earnings																													15.00%
Maximum borrowing capacity								30,000,000	10,000,000	10,000,000	10,000,000													30,000,000	10,000,000	10,000,000	10,000,000
Number of tranches in which loan issuable								3																3
Amount drawn									5,000,000																5,000,000
Remaining borrowing capacity									5,000,000																5,000,000
Minimum net proceeds through a qualifying initial public offering or other qualifying event for borrowings										$ 40,000,000	$ 60,000,000															$ 40,000,000	$ 60,000,000
Interest rate (as a percent)								8.25%																8.25%
Principal and interest period								34 months																34 months